Consolidated Statements of Changes in Stockholders' Equity (deficiency) - USD ($) $ in Thousands		Total		Management [Member]	Voting Common Stock Outstanding [Member]	Voting Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Management [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Mar. 27, 2021		$ (1,422)				$ 95,116	$ 18,259		$ (114,700)	$ (97)
Beginning Balance, Shares at Mar. 27, 2021					18,328,943
Net Income (Loss)		1,287							1,287
Cumulative translation adjustment	[2]	67	[1]							67
Total comprehensive income (loss)		1,354
Modification of certain awards from cash settled to equity settled		5,495					5,495
Compensation expense resulting from stock options and stock appreciation rights granted to Management				$ 263				$ 263
Exercise of stock options and warrants		174				522	(348)
Exercise of stock options and warrants, Shares					186,970
Ending Balance at Mar. 26, 2022		$ 5,864				95,638	23,669		(113,413)	(30)
Ending Balance, Shares at Mar. 26, 2022		18,515,913			18,515,913
Net Income (Loss)		$ (7,432)							(7,432)
Cumulative translation adjustment	[2]	(6)	[1]							(6)
Total comprehensive income (loss)		(7,438)
Compensation expense resulting from stock options and stock appreciation rights granted to Management				549				549
Exercise of stock options and warrants		422				1,136	(714)
Exercise of stock options and warrants, Shares					315,056
Ending Balance at Mar. 25, 2023		$ (603)				96,774	23,504		(120,845)	(36)
Ending Balance, Shares at Mar. 25, 2023		18,830,969			18,830,969
Net Income (Loss)		$ (4,631)							(4,631)
Cumulative translation adjustment	[2]	58	[1]							58
Total comprehensive income (loss)		(4,573)
Compensation expense resulting from stock options and stock appreciation rights granted to Management				$ 27				$ 27
Settlement of stock units (Value)		$ 1,706				1,706	(1,706)
Settlement of stock units (Shares)		335,000			335,000
Ending Balance at Mar. 30, 2024		$ (5,149)				$ 98,480	$ 21,825		$ (125,476)	$ 22
Ending Balance, Shares at Mar. 30, 2024		19,165,969			19,165,969

[1]	Item that may be reclassified to the Statement of Operations in future periods
[2]	The change in cumulative translation adjustments is not due to reclassifications out of accumulated other comprehensive income (loss).